Real estate properties development completed, under development and held for sale	12 Months Ended
Dec. 31, 2014
Real estate properties development completed, under development and held for sale [Abstract]
Real estate properties development completed, under development and held for sale

4. Real estate properties development completed, under development and held for sale

The following summarizes the components of real estate properties completed, under development and held for sale at December 31, 2013 and 2014:

	December 31, 2013	December 31, 2014
	US$	US$
Development completed:
Zhengzhou Xinyuan Splendid 1A	104,389	-
Zhengzhou Financial Square	437,926	-
Zhengzhou Yipin Xiangshan Phase I	123,095	-
Zhengzhou Royal Palace	-	2,267,171
Zhengzhou Century East A	-	7,907,556
Suzhou International City Garden	-	754,914
Hefei Wangjiang Garden	287,165	286,128
Jinan International City Garden	555,797	778,376
Chengdu Xinyuan Splendid I	507,026	-
Xuzhou Colorful Garden	606,597	-
Kunshan International City Garden	18,638,293	314,854
Real estate properties development completed	21,260,288	12,308,999

Under development:
Current:
Zhengzhou Century East A	58,191,063	-
Zhengzhou Century East B	32,746,317	-
Zhengzhou Royal Palace	36,513,783	-
Jinan Xinyuan Splendid	246,411,869	95,433,442
Zhengzhou Yipin Xiangshan Phase II	2,771,029	-
Xuzhou Colorful City	52,265,536	57,957,843
Zhengzhou Xin City	142,442,382	122,025,858
Suzhou Xin City	84,443,063	73,916,667
Beijing Xindo Park	198,205,122	258,585,693
Kunshan Royal Palace	230,141,756	267,625,395
Suzhou Lake Royal Palace	170,300,658	233,846,400
Xingyang Splendid Phase I	44,212,884	44,991,390
Xingyang Splendid Phase II	-	35,341,974
Xingyang Splendid Phase III	-	22,910,650
Xingyang Splendid Phase IV	-	6,441,922
Zhengzhou Xindo Park (residential)	26,882,515	66,471,564
Zhengzhou Xindo Park (commercial)	28,263,162	41,827,678
Jinan Royal Palace	-	262,820,980
Sanya Yazhou Bay No.1	-	85,135,798
Shanghai Yipin Royal Palace	-	192,275,658
Changsha Xinyuan Splendid	-	151,442,473
Chengdu Thriving Family	-	222,716,181
XIN Eco Marine Group Properties Sdn Bhd (“Malaysia project”) (Note 9)	-	9,642,365
New York Oosten	65,672,108	119,947,878
	1,419,463,247	2,371,357,809
Profit recognized	288,139,603	264,182,323
Less: progress billings (see Note 14)	(775,084,144)	(920,965,080)

Total real estate properties under development	932,518,706	1,714,575,052

Northern Nevada Land Portfolio	588,000	588,000
Lennox Project	4,936,041	597,217
Real estate properties held for sale	5,524,041	1,185,217

Total real estate properties development completed, under development and held for sale	959,303,035	1,728,069,268

As of December 31, 2014, land use rights included in the real estate properties under development totaled US$1,274,725,570 (December 31, 2013: US$815,651,828).

As of December 31, 2014, land use rights with an aggregate net book value of US$923,762,759 was pledged as collateral for certain bank loans and other debts (December 31, 2013: 194,508,955).